Inventories	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventories
Note 6 - Inventories

	December 31
	2016	2017
	US$ thousands

Raw materials and components	16,435	24,407
Products in process	19,098	15,079
Finished products	8,747	12,001
	44,280	51,487